Investments - Additional Information (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Investments with investee names [line items]
Fair value gains recognized within Net Income	$ 5,887
Level 2 of fair value hierarchy [member]
Investments with investee names [line items]
Fair value gains recognized within Net Income	(5,900)
Mark to market loss on conversion of convertible debt	2,300
Other equity securities [member] | Non-Current [member]
Investments with investee names [line items]
Common Shares Fair Value On Disposal	$ 15,900